SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
Short-term investments		$ 268,424	$ 787,391
Held-to-maturity Securities [Member]
Short-term investments	[1]	168,761	718,541
Variable-rate Financial Instruments [Member]
Short-term investments	[2]	99,663	18,224
Trading Securities [Member]
Short-term investments	[3]	$ 0	$ 50,626

[1]	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
[2]	The Group purchased several investment products indexed to certain stock or stock markets with maturities less than one year. The Group accounted for them at fair value and recognized a gain of $51 and a loss of $337 resulting from changes in fair value for the years ended February 28, 2018 and 2019, respectively.
[3]	The Group accounted for its investment in trading securities at fair value and recognized a gain of $626 resulting from changes in fair value for the year ended February 28, 2018. During the year ended February 28, 2019, the investment was disposed and a gain of $21 was recognized.